Fair Value Measurements - Fair Value by Balance Sheet Grouping (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	$ 1,922,894	$ 2,380,563
Held-to-maturity securities	1,441,556	1,637,420
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	1,922,894	2,380,563
Held-to-maturity securities	1,417,599	1,643,216
Carrying Amount | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	450,368	284,049
Carrying Amount | Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	101,824	101,952
Carrying Amount | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FHLB and FRB stock	117,205	107,198
Interest rate contracts	20,895	11,879
Customer accounts	10,600,852	10,631,703
FHLB advances and other borrowings	2,080,000	1,830,000
Carrying Amount | Level 2 | Interest rate contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	20,895	11,879
Carrying Amount | Level 2 | Commercial loan hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	3,312	966
Carrying Amount | Level 2 | Long term borrowing hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	31,347	14,555
Carrying Amount | Level 2 | Agency pass through mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity securities	1,417,599	1,643,216
Carrying Amount | Level 2 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	259,351	482,464
Carrying Amount | Level 2 | Municipal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	27,670	27,123
Carrying Amount | Level 2 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	461,138	505,800
Carrying Amount | Level 2 | Agency pass through mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	993,041	1,160,518
Carrying Amount | Level 2 | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	79,870	102,706
Carrying Amount | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable	9,910,920	9,170,634
FDIC indemnification asset	12,769	16,275
Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	1,922,894	2,380,563
Held-to-maturity securities	1,441,556	1,637,420
Estimated Fair Value | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	450,368	284,049
Estimated Fair Value | Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	101,824	101,952
Estimated Fair Value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FHLB and FRB stock	117,205	107,198
Interest rate contracts	20,895	11,879
Customer accounts	10,184,321	10,004,290
FHLB advances and other borrowings	2,184,671	1,938,384
Estimated Fair Value | Level 2 | Interest rate contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	20,895	11,879
Estimated Fair Value | Level 2 | Commercial loan hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	3,312	966
Estimated Fair Value | Level 2 | Long term borrowing hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	31,347	14,555
Estimated Fair Value | Level 2 | Agency pass through mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity securities	1,441,556	1,637,420
Estimated Fair Value | Level 2 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	259,351	482,464
Estimated Fair Value | Level 2 | Municipal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	27,670	27,123
Estimated Fair Value | Level 2 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	461,138	505,800
Estimated Fair Value | Level 2 | Agency pass through mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	993,041	1,160,518
Estimated Fair Value | Level 2 | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	79,870	102,706
Estimated Fair Value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable	10,414,794	9,667,750
FDIC indemnification asset	$ 12,095	$ 15,522